Debt (Maturities of debt financings) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Maturities of Long-term Debt [Abstract]
2019	$ 4,108,660
2020	4,008,209
2021	3,783,405
2022	7,246,201
2023	3,414,995
Thereafter	6,931,611
Total outstanding indebtedness, excluding fair value adjustments, debt issuance costs and debt discounts	29,493,081
Amortization of debt issuance costs and debt discount	$ 64,185	$ 65,420	$ 55,768